Financial risk management - net debt (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net debt
Net asset / (debt) beginning balance	SFr 3,521,993	SFr 6,587,116
Cash flows	(544,089)	(2,455,181)
Effect of modification to lease terms	(23,940)	(252,994)
Disposal	10,178
Assets transferred to Neurosterix Pharma Sarl	242,416
Foreign exchange differences	99,682	(356,948)
Net asset / (debt) ending balance	3,306,240	3,521,993
Leases
Net debt
Net asset / (debt) beginning balance	(344,336)	(373,135)
Cash flows	73,688	281,793
Effect of modification to lease terms	(23,940)	(252,994)
Disposal	10,178
Assets transferred to Neurosterix Pharma Sarl	242,416
Net asset / (debt) ending balance	(41,994)	(344,336)
Cash and cash equivalents
Net debt
Net asset / (debt) beginning balance	3,865,481	6,957,086
Cash flows	(623,425)	(2,734,657)
Foreign exchange differences	99,682	(356,948)
Net asset / (debt) ending balance	3,341,738	3,865,481
Other financial assets
Net debt
Net asset / (debt) beginning balance	848	3,165
Cash flows	5,648	(2,317)
Net asset / (debt) ending balance	SFr 6,496	SFr 848